Capital Structure Financial Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Capital Structure Financial Policies
Maximum percentage of total debt to total debt plus shareholders' equity allowed under terms of financial covenants	65.00%
Percentage of total debt to total debt plus shareholders' equity	24.80%
Components of ratios
Short-term debt		$ 494
Current portion of long-term debt	$ 997
Long-term debt	9,348	11,087
Total debt	10,345	11,581
Current portion of long-term lease liabilities	599	348
Long-term lease liabilities	3,745	3,478
Total debt and lease liabilities	14,689	15,407
Less: Cash and cash equivalents	3,484	1,729	$ 1,980
Net debt and lease liabilities	11,205	13,678
Net debt	6,861	9,852
Shareholders' equity	44,514	43,279	$ 39,367
Total capitalization (total debt and lease liabilities plus shareholders' equity)	59,203	58,686
Adjusted funds from operations	$ 13,846	$ 13,325
Net debt and lease liabilities to adjusted funds from operations	0.8	1
Total debt and lease liabilities to total debt and lease liabilities plus shareholders' equity	24.80%	26.30%
Capital Measure Target | Minimum
Components of ratios
Total debt and lease liabilities to total debt and lease liabilities plus shareholders' equity	20.00%	20.00%
Capital Measure Target | Maximum
Components of ratios
Net debt and lease liabilities to adjusted funds from operations	3	3
Total debt and lease liabilities to total debt and lease liabilities plus shareholders' equity	35.00%	35.00%